Reinsurance Recoverables and Trade Receivables, Net	12 Months Ended
Mar. 31, 2013
Reinsurance Disclosures [Abstract]
Note 5. Reinsurance Recoverables and Trade Receivables, Net
Note 5.  Reinsurance Recoverables and Trade Receivables, Net
Reinsurance recoverables and trade receivables, net were as follows:
	March 31,
	2013	2012
	(In thousands)
Reinsurance recoverable	$186,533	$240,824
Trade accounts receivable	43,413	37,323
Paid losses recoverable	1,677	1,124
Accrued investment income	13,210	9,911
Premiums and agents' balances	2,813	1,717
Independent dealer receivable	334	402
Other receivable	14,803	7,801
	262,783	299,102
Less: Allowance for doubtful accounts	(994)	(1,128)
	$261,789	$297,974